Investment Portfolio - September 30, 2021

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 24.8%

Non-Convertible Corporate Bonds- 24.8%
Communication Services - 3.3%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc., 4.272%, 1/15/2036	4,810,000	$5,641,587
Interactive Media & Services - 1.8%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	6,550,000	7,166,679
Total Communication Services		12,808,266
Consumer Discretionary - 1.5%
Hotels, Restaurants & Leisure - 0.5%
Expedia Group, Inc., 4.625%, 8/1/2027	1,630,000	1,847,336
Internet & Direct Marketing Retail - 1.0%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	3,440,000	3,738,654

Total Consumer Discretionary		5,585,990

Energy - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
BP Capital Markets America, Inc., 3.06%, 6/17/2041	4,710,000	4,745,478
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	3,110,000	4,224,061
Energy Transfer LP, 6.50%, 2/1/2042	3,590,000	4,656,150
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	3,240,000	4,584,525
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	1,065,000	1,252,923
The Williams Companies, Inc., 2.60%, 3/15/2031	3,650,000	3,695,261

Total Energy		23,158,398

Financials - 4.3%
Banks - 2.9%
Bank of America Corp., 6.11%, 1/29/2037	2,195,000	2,963,083
Citigroup, Inc., 4.45%, 9/29/2027	2,910,000	3,308,377
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[3]	4,530,000	4,705,013
		10,976,473
Capital Markets - 0.9%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	1,810,000	1,847,040
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	1,680,000	1,772,826
		3,619,866

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 0.5%
Blackstone Private Credit Fund, 2.625%, 12/15/2026[2]	1,910,000	$1,902,287

Total Financials		16,498,626

Health Care - 0.6%
Health Care Providers & Services - 0.6%
HCA, Inc., 4.125%, 6/15/2029	2,220,000	2,482,134

Industrials - 5.4%
Airlines - 0.9%
Southwest Airlines Co., 5.125%, 6/15/2027	2,970,000	3,471,668
Industrial Conglomerates - 0.8%
General Electric Co., (3 mo. LIBOR US + 3.330%), 3.446%[3,4]	3,190,000	3,125,020
Road & Rail - 0.5%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3,5]	1,570,000	1,789,800
Trading Companies & Distributors - 3.2%
Air Lease Corp., 3.625%, 4/1/2027	1,700,000	1,827,669
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,580,000	1,678,856
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 2/21/2028[2]	8,620,000	8,590,738
		12,097,263
Total Industrials		20,483,751

Materials - 0.5%
Metals & Mining - 0.5%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,810,000	1,851,484

Real Estate - 3.1%
Equity Real Estate Investment Trusts (REITS) - 3.1%
American Tower Corp., 3.80%, 8/15/2029	5,130,000	5,683,386
Crown Castle International Corp., 3.10%, 11/15/2029	4,510,000	4,734,464
SBA Tower Trust, 2.328%, 1/15/2028[2]	1,300,000	1,323,866

Total Real Estate		11,741,716

TOTAL CORPORATE BONDS
(Identified Cost $91,966,940)		94,610,365

ASSET-BACKED SECURITIES - 18.0%

AMSR Trust, Series 2020-SFR4, Class A, 1.355%, 11/17/2037[2]	2,700,000	2,693,771
Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	2,548,836	2,559,404

Investment Portfolio - September 30, 2021

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

CF Hippolyta LLC,
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	1,247,190	$1,246,880
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	1,565,500	1,587,986
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	1,749,689	1,753,484
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[2]	3,296,583	3,248,913
Commonbond Student Loan Trust,
Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	669,312	685,110
CoreVest American Finance Trust,
Series 2020-3, Class A, 1.358%, 8/15/2053[2]	1,248,915	1,237,557
Credit Acceptance Auto Loan Trust,
Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	500,000	507,027
Series 2020-1A, Class B, 2.39%, 4/16/2029[2]	600,000	613,905
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	4,500,000	4,539,532
DataBank Issuer, Series 2021-1A, Class A2, 2.06%, 2/27/2051[2]	2,400,000	2,395,154
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/2045[2]	1,436,009	1,430,086
Ford Credit Auto Owner Trust, Series 2020-A, Class A4, 1.35%, 7/15/2025	1,750,000	1,781,139
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	2,086,218	2,118,462
Hertz Vehicle Financing III LP, Series 2021-2A, Class B, 2.12%, 12/27/2027[2]	1,800,000	1,809,851
Home Partners of America Trust,
Series 2019-1, Class A, 2.908%, 9/17/2039[2]	884,264	900,429
Invitation Homes Trust,
Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 0.934%, 12/17/2036[2,5]	46,161	46,169
Series 2017-SFR2, Class B, (1 mo. LIBOR US + 1.150%), 1.234%, 12/17/2036[2,5]	38,560	38,592
Navient Private Education Loan Trust,
Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.596%, 6/25/2031[5]	846,105	827,114
Series 2015-BA, Class A3, (1 mo. LIBOR US + 1.450%), 1.534%, 7/16/2040[2,5]	1,393,434	1,401,009
Series 2019-EA, Class A2A, 2.64%, 5/15/2068[2]	767,150	781,939
Nelnet Student Loan Trust,
Series 2013-5A, Class A, (1 mo. LIBOR US + 0.630%), 0.716%, 1/25/2037[2,5]	1,021,979	1,024,623

	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Nelnet Student Loan Trust, (continued)
Series 2015-2A, Class A2, (1 mo. LIBOR US + 0.600%), 0.686%, 9/25/2047[2,5]	2,658,129	$2,666,338
OCP CLO Ltd., Series 2020-8RA, Class A1, (Cayman Islands) (3 mo. LIBOR US + 1.220%), 1.354%, 1/17/2032[2,5]	2,500,000	2,500,148
Oxford Finance Funding LLC,
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	864,181	888,680
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	1,835,000	1,881,430
Progress Residential Trust,
Series 2019-SFR2, Class A, 3.147%, 5/17/2036[2]	901,987	911,000
Series 2019-SFR4, Class A, 2.687%, 10/17/2036[2]	800,000	814,642
Series 2020-SFR2, Class A, 2.078%, 6/17/2037[2]	1,000,000	1,015,375
SMB Private Education Loan Trust,
Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	1,285,000	1,316,125
SoFi Consumer Loan Program Trust,
Series 2019-3, Class A, 2.90%, 5/25/2028[2]	24,661	24,696
SoFi Professional Loan Program LLC,
Series 2016-E, Class A2B, 2.49%, 1/25/2036[2]	125,654	126,564
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	1,687,906	1,726,271
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	820,000	841,569
Series 2020-C, Class AFX, 1.95%, 2/15/2046[2]	548,901	557,914
Stack Infrastructure Issuer LLC,
Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	2,000,000	1,995,572
TCI-Flatiron CLO Ltd., Series 2016-1A, Class CR2, (Cayman Islands) (3 mo. LIBOR US + 2.200%), 2.334%, 1/17/2032[5,6]	1,500,000	1,502,547
Towd Point Mortgage Trust,
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,7]	186,673	189,320
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,7]	147,133	149,120
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.086%, 10/25/2048[2,5]	176,502	177,546
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/2033[2]	3,000,000	3,039,307
Tricon American Homes, Series 2020-
SFR1, Class B, 2.049%, 7/17/2038[2]	1,300,000	1,314,504

Investment Portfolio - September 30, 2021

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Trinitas CLO XVII Ltd., Series 2021-17A, Class B1, (Cayman Islands) (3 mo. LIBOR US + 1.700%), 1.813%, 10/20/2034[2,5]	2,900,000	$2,900,307
Triton Container Finance VIII LLC,
Series 2021-1A, Class A, 1.86%, 3/20/2046[2]	2,681,000	2,655,281
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[2]	1,750,000	1,744,192
VB-S1 Issuer LLC,
Series 2020-1A, Class C2, 3.031%, 6/15/2050[2]	375,000	390,829
Series 2020-2A, Class A, 2.636%, 9/15/2050[2]	2,250,000	2,297,577

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $68,352,177)		68,854,990

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8%

Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,7]	1,500,000	1,466,954
BWAY Mortgage Trust, Series 2015-1740, Class A, 2.917%, 1/10/2035[2]	400,000	407,897
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	50,282	50,923
Citigroup Mortgage Loan Trust, Inc.,
Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,7]	979,814	993,401
Credit Suisse Mortgage Capital Trust,
Series 2013-6, Class 2A1, 3.50%, 8/25/2043[2,7]	247,569	250,264
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,7]	279,739	285,263
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	71,582	72,115
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,7]	47,333	47,944
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	78,090	80,123
Fannie Mae REMICS, Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,430,000	1,430,000
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,050,000	1,098,821
Freddie Mac Multifamily Structured
Pass-Through Certificates,
Series K016, Class X1 (IO), 1.546%, 10/25/2021[7]	11,677	1
Series K021, Class X1 (IO), 1.508%, 6/25/2022[7]	8,156,994	33,051
Series K030, Class X1 (IO), 0.260%, 4/25/2023[7]	12,159,234	23,884
Series K032, Class X1 (IO), 0.188%, 5/25/2023[7]	7,262,112	11,440

	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust,
Series 2015-K42, Class B, 3.981%, 1/25/2048[2,7]	380,000	$409,069
Series 2015-K720, Class B, 3.509%, 7/25/2022[2,7]	340,000	346,476
Government National Mortgage
Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	284,832	293,123
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,7]	894,091	908,445
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 0.90%, 12/25/2051[2,5]	1,883,324	1,883,049
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,7]	1,507,156	1,538,889
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,7]	1,500,000	1,532,812
JP Morgan Mortgage Trust,
Series 2013-1, Class 1A2, 3.00%, 3/25/2043[2,7]	37,461	37,927
Series 2013-2, Class A2, 3.50%, 5/25/2043[2,7]	32,728	33,194
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	73,660	75,107
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,7]	43,531	43,955
Morgan Stanley Capital I Trust,
Series 2018-H3, Class A5, 4.177%, 7/15/2051	1,423,000	1,610,574
New Residential Mortgage Loan Trust,
Series 2014-1A, Class A, 3.75%, 1/25/2054[2,7]	149,150	156,741
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	68,704	72,836
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	137,668	145,203
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]	128,865	137,933
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]	235,125	239,031
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,7]	1,929,460	1,944,610
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,7]	2,880,298	2,934,641
Sequoia Mortgage Trust,
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]	641,875	647,589
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]	45,174	45,618
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]	119,150	120,330
Series 2016-3, Class A10, 3.50%, 11/25/2046[2,7]	119,959	120,164

Investment Portfolio - September 30, 2021

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust, (continued)
Series 2020-1, Class A4, 3.50%, 2/25/2050[2,7]	61,561	$61,636
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]	648,363	649,911
UBS Commercial Mortgage Trust,
Series 2017-C7, Class A4, 3.679%, 12/15/2050	1,000,000	1,102,533
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A, (1 mo. LIBOR US + 1.050%), 1.134%, 12/15/2033[2,5]	415,000	414,999
Wells Fargo Commercial Mortgage
Trust, Series 2015-C30, Class A4, 3.664%, 9/15/2058	3,000,000	3,259,508
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class A5, 4.101%, 3/15/2047	2,000,000	2,148,444
WinWater Mortgage Loan Trust,
Series 2015-1, Class A1, 3.50%, 1/20/2045[2,7]	24,017	24,355
Series 2015-2, Class A11, 3.50%, 2/20/2045[2,7]	727,282	730,500
TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $29,781,249)		29,921,283

MUNICIPAL BONDS - 1.3%
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024	910,000	933,496
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	600,000	618,618
Clark County, Public Impt., Series A, G.O. Bond, 1.15%, 11/1/2026	3,410,000	3,383,607
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038	95,000	93,841
TOTAL MUNICIPAL BONDS
(Identified Cost $5,035,683)		5,029,562

U.S. TREASURY SECURITIES - 40.8%

U.S. Treasury Bonds - 8.3%
U.S. Treasury Bond
3.875%, 8/15/2040	9,845,000	12,883,875
2.50%, 2/15/2045	12,257,000	13,207,396
3.00%, 5/15/2047	4,642,000	5,493,517

Total U.S. Treasury Bonds
(Identified Cost $33,599,806)		31,584,788

	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes - 32.5%
U.S. Treasury Note
2.125%, 5/15/2025	32,160,000	$33,790,612
1.625%, 5/15/2026	32,807,000	33,823,248
2.375%, 5/15/2027	24,965,000	26,686,220
2.875%, 5/15/2028	27,130,000	29,901,287

Total U.S. Treasury Notes
(Identified Cost $125,786,437)		124,201,367
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $159,386,243)		155,786,155

U.S. GOVERNMENT AGENCIES - 6.2%

Mortgage-Backed Securities - 6.2%
Fannie Mae
Pool #888017, UMBS, 6.00%, 11/1/2021	2	2
Pool #995329, UMBS, 5.50%, 12/1/2021	59	59
Pool #888136, UMBS, 6.00%, 12/1/2021	23	23
Pool #888810, UMBS, 5.50%, 11/1/2022	93	94
Pool #AD0462, UMBS, 5.50%, 10/1/2024	2,072	2,159
Pool #MA3463, UMBS, 4.00%, 9/1/2033	173,216	183,521
Pool #MA1834, UMBS, 4.50%, 2/1/2034	39,284	43,134
Pool #FM1158, UMBS, 3.50%, 6/1/2034	543,289	581,202
Pool #828377, UMBS, 5.50%, 6/1/2035	172,352	200,225
Pool #MA2587, UMBS, 3.50%, 4/1/2036	268,362	288,460
Pool #889494, UMBS, 5.50%, 1/1/2037	159,749	185,657
Pool #MA3215, UMBS, 3.50%, 12/1/2037	892,105	949,586
Pool #FM2568, UMBS, 3.00%, 5/1/2038	573,128	602,849
Pool #889624, UMBS, 5.50%, 5/1/2038	25,565	29,852
Pool #995876, UMBS, 6.00%, 11/1/2038	77,741	91,893
Pool #AD0307, UMBS, 5.50%, 1/1/2039	25,035	29,233
Pool #MA3988, UMBS, 3.00%, 4/1/2040	529,114	554,733
Pool #MA4203, UMBS, 2.50%, 12/1/2040	3,790,215	3,914,610
Pool #AI5172, UMBS, 4.00%, 8/1/2041	54,197	59,940
Pool #AH3858, UMBS, 4.50%, 8/1/2041	257,029	288,021

Investment Portfolio - September 30, 2021

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AL7729, UMBS, 4.00%, 6/1/2043	66,516	$72,802
Pool #AX1685, UMBS, 3.50%, 11/1/2044	652,368	712,036
Pool #AS4103, UMBS, 4.50%, 12/1/2044	161,100	177,433
Pool #AY8604, UMBS, 3.50%, 4/1/2045	99,005	106,585
Pool #AZ9215, UMBS, 4.00%, 10/1/2045	396,204	430,267
Pool #BC6764, UMBS, 3.50%, 4/1/2046	38,183	41,022
Pool #BC8677, UMBS, 4.00%, 5/1/2046	42,974	46,640
Pool #BD2179, UMBS, 4.00%, 7/1/2046	130,951	142,708
Pool #AS7660, UMBS, 2.50%, 8/1/2046	2,788,469	2,887,501
Pool #BD1191, UMBS, 3.50%, 1/1/2047	243,138	259,421
Pool #BE7845, UMBS, 4.50%, 2/1/2047	41,607	45,353
Pool #MA3007, UMBS, 3.00%, 4/1/2047	950,521	1,005,755
Pool #FM2232, UMBS, 4.00%, 6/1/2048	164,810	177,181
Pool #AL8674, 5.662%, 1/1/2049	348,039	389,688
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	220	221
Pool #G12655, 6.00%, 5/1/2022	206	207
Pool #G12988, 6.00%, 1/1/2023	619	629
Pool #G13078, 6.00%, 3/1/2023	861	874
Pool #D98711, 4.50%, 7/1/2031	68,208	74,441
Pool #C91746, 4.50%, 12/1/2033	53,884	59,071
Pool #C91771, 4.50%, 6/1/2034	61,219	67,241
Pool #C91780, 4.50%, 7/1/2034	78,696	86,436
Pool #QN0349, UMBS, 3.00%, 8/1/2034	478,586	505,958
Pool #C91832, 3.50%, 6/1/2035	301,785	326,659
Pool #G07655, 5.50%, 12/1/2035	47,526	55,187
Pool #K93731, 3.00%, 11/1/2036	1,673,500	1,769,418
Pool #G08268, 5.00%, 5/1/2038	357,750	409,478
Pool #G05275, 5.50%, 2/1/2039	102,657	118,237
Pool #G05900, 6.00%, 3/1/2040	22,191	25,844
Pool #A92889, 4.50%, 7/1/2040	157,594	176,720
Pool #A93451, 4.50%, 8/1/2040	394,717	438,721
Pool #RB5108, UMBS, 2.00%, 4/1/2041	2,652,656	2,692,776
Pool #G60513, 5.00%, 7/1/2041	384,446	439,433
Pool #G60071, 4.50%, 7/1/2042	156,527	175,309
Pool #Q17513, 3.50%, 4/1/2043	107,146	116,011
Pool #G60183, 4.00%, 12/1/2044	159,613	173,959
Pool #Q37857, 4.00%, 12/1/2045	342,339	374,886
Pool #G60855, 4.50%, 12/1/2045	142,967	159,449

	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #Q38388, 4.00%, 1/1/2046	467,305	$514,041
Pool #Q47544, 4.00%, 3/1/2047	356,546	390,648
Pool #Q47130, 4.50%, 4/1/2047	26,146	28,245
Pool #G08786, 4.50%, 10/1/2047	115,485	125,878
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $23,395,590)		23,805,622

SHORT-TERM INVESTMENT - 1.1%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[8]
(Identified Cost $4,015,905)	4,015,905	4,015,905

TOTAL INVESTMENTS - 100.0%
(Identified Cost $381,933,787)		382,023,882
OTHER ASSETS, LESS LIABILITIES - 0.0%##		115,580

NET ASSETS - 100%		$382,139,462

Investment Portfolio - September 30, 2021

(unaudited)

CLO - Collateralized Loan Obligation

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

##Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2021 was $108,145,991, which represented 28.3% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2021.

4Security is perpetual in nature and has no stated maturity date.

5Floating rate security. Rate shown is the rate in effect as of September 30, 2021.

6Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on December 22, 2020 at a cost of $1,500,000. The value of the security at September 30, 2021 was $1,502,547, or 0.4% of the Series’ Net Assets.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2021.

8Rate shown is the current yield as of September 30, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$179,591,777	$—	$179,591,777	$—
States and political subdivisions (municipals)	5,029,562	—	5,029,562	—
Corporate debt:
Communication Services	12,808,266	—	12,808,266	—
Consumer Discretionary	5,585,990	—	5,585,990	—
Energy	23,158,398	—	23,158,398	—
Financials	16,498,626	—	16,498,626	—
Health Care	2,482,134	—	2,482,134	—
Industrials	20,483,751	—	20,483,751	—
Materials	1,851,484	—	1,851,484	—
Real Estate	11,741,716	—	11,741,716	—
Asset-backed securities	68,854,990	—	68,854,990	—
Commercial mortgage-backed securities	29,921,283	—	29,921,283	—

Investment Portfolio - September 30, 2021

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investment	$4,015,905	$4,015,905	$—	$—
Total assets	$382,023,882	$4,015,905	$378,007,977	$—

There were no Level 3 securities held by the Series as of December 31, 2020 or September 30, 2021.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.